FINANCE (INCOME)/COSTS - NET (Tables)	12 Months Ended
Dec. 31, 2019
FINANCE COSTS - NET [abstract]
Schedule of finance costs - net
	2017	2018	2019
	RMB’000	RMB’000	RMB’000

Interest expense of lease liabilities	-	-	(57,670)
Net foreign exchange gains/(loss)	(7,304)	1,044	2,592
Bank charges	(2,866)	(1,674)	(1,632)
	(10,170)	(630)	(56,710)